UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Asset Allocation Funds
(Classes G, G1 and L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	38.91%
International Equity	15.65%
Large Cap Equity	23.90%
Mid Cap Equity	10.27%
Small Cap Equity	6.14%
Fixed Interest Contract	5.13%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,048.10	$1.95

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.90	$1.92

Class G1
Actual	$1,000.00	$1,048.00	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class L
Actual	$1,000.00	$1,046.90	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.39% for the Class G shares, 0.49% for the Class G1 shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.27%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	38.95%
International Equity	15.61%
Large Cap Equity	23.89%
Mid Cap Equity	10.28%
Small Cap Equity	6.14%
Fixed Interest Contract	5.13%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,048.40	$1.95

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.90	$1.92

Class G1
Actual	$1,000.00	$1,047.10	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class L
Actual	$1,000.00	$1,047.30	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.39% for the Class G shares, 0.49% for the Class G1 shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.27%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	35.54%
International Equity	17.29%
Large Cap Equity	25.37%
Mid Cap Equity	10.89%
Small Cap Equity	6.72%
Fixed Interest Contract	4.19%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,048.70	$1.95

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.90	$1.92

Class G1
Actual	$1,000.00	$1,048.80	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class L
Actual	$1,000.00	$1,048.40	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.39% for the Class G shares, 0.49% for the Class G1 shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.27%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	25.63%
International Equity	21.85%
Large Cap Equity	29.31%
Mid Cap Equity	12.61%
Small Cap Equity	8.44%
Fixed Interest Contract	2.16%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,051.70	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,051.20	$2.56

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,050.40	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.40% for the Class G shares, 0.50% for the Class G1 shares and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.28%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	16.56%
International Equity	26.29%
Large Cap Equity	32.32%
Mid Cap Equity	13.92%
Small Cap Equity	10.04%
Fixed Interest Contract	0.87%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,053.80	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,053.00	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,054.10	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.29%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	10.94%
International Equity	29.86%
Large Cap Equity	33.39%
Mid Cap Equity	14.39%
Small Cap Equity	11.17%
Fixed Interest Contract	0.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	6/30/2014	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,054.70	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,054.30	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,055.20	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.29%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	8.95%
International Equity	32.11%
Large Cap Equity	32.92%
Mid Cap Equity	14.20%
Small Cap Equity	11.82%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,054.40	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,053.90	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,053.40	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.29%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	8.29%
International Equity	33.94%
Large Cap Equity	31.93%
Mid Cap Equity	13.68%
Small Cap Equity	12.16%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,054.70	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,053.60	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,054.50	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.29%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	8.00%
International Equity	35.64%
Large Cap Equity	30.71%
Mid Cap Equity	13.22%
Small Cap Equity	12.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class G
Actual	$1,000.00	$1,054.00	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.80	$2.02

Class G1
Actual	$1,000.00	$1,053.70	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,054.40	$2.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.20	$2.63

*Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.52% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Funds annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.29%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
1,689,913	Great-West Bond Index Fund Initial Class(a)	$23,016,618
TOTAL BOND MUTUAL FUNDS - 38.92% (Cost $23,271,502)		$23,016,618
EQUITY MUTUAL FUNDS
670,281	Great-West International Index Fund Initial Class(a)	7,976,346
812,902	Great-West S&P 500® Index Fund Initial Class(a)	14,136,356
403,504	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,076,771
273,724	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,629,584

Shares		Fair Value
Equity Mutual Funds - (continued)
107,477	Northern Emerging Markets Equity Index Fund	$1,277,896
TOTAL EQUITY MUTUAL FUNDS - 55.96% (Cost $25,746,359)		$33,096,953
Account Balance
FIXED INTEREST CONTRACT
3,036,759(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	3,036,759
TOTAL FIXED INTEREST CONTRACT - 5.14% (Cost $3,036,759)		$3,036,759
TOTAL INVESTMENTS - 100.02% (Cost $52,054,620)		$59,150,330
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(11,042)
TOTAL NET ASSETS - 100.00%		$59,139,288

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
432,677	Great-West Bond Index Fund Initial Class(a)	$5,893,060
TOTAL BOND MUTUAL FUNDS — 38.96% (Cost $5,905,542)		$5,893,060
EQUITY MUTUAL FUNDS
171,011	Great-West International Index Fund Initial Class(a)	2,035,032
207,841	Great-West S&P 500® Index Fund Initial Class(a)	3,614,351
103,241	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,554,805
70,053	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	928,908

Shares		Fair Value
Equity Mutual Funds — (continued)
27,478	Northern Emerging Markets Equity Index Fund	$326,714
TOTAL EQUITY MUTUAL FUNDS — 55.93% (Cost $7,223,246)		$8,459,810
Account Balance
FIXED INTEREST CONTRACT
775,569(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	775,569
TOTAL FIXED INTEREST CONTRACT — 5.13% (Cost $775,569)		$775,569
TOTAL INVESTMENTS — 100.02% (Cost $13,904,357)		$15,128,439
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(2,301)
TOTAL NET ASSETS — 100.00%		$15,126,138

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
1,328,088	Great-West Bond Index Fund Initial Class(a)	$18,088,552
TOTAL BOND MUTUAL FUNDS — 35.37% (Cost $18,226,182)		$18,088,552
EQUITY MUTUAL FUNDS
630,783	Great-West International Index Fund Initial Class(a)	7,506,314
742,726	Great-West S&P 500® Index Fund Initial Class(a)	12,916,016
367,969	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,541,612
258,105	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,422,474

Shares		Fair Value
Equity Mutual Funds — (continued)
108,750	Northern Emerging Markets Equity Index Fund	$1,293,034
TOTAL EQUITY MUTUAL FUNDS — 60.00% (Cost $23,367,588)		$30,679,450
Account Balance
FIXED INTEREST CONTRACT
2,131,608(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,131,608
TOTAL FIXED INTEREST CONTRACT — 4.17% (Cost $2,131,608)		$2,131,608
TOTAL INVESTMENTS — 99.54% (Cost $43,725,378)		$50,899,610
OTHER ASSETS & LIABILITIES, NET — 0.46%		$235,868
TOTAL NET ASSETS — 100.00%		$51,135,478

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
184,265	Great-West Bond Index Fund Initial Class(a)	$2,509,692
TOTAL BOND MUTUAL FUNDS — 25.63% (Cost $2,520,294)		$2,509,692
EQUITY MUTUAL FUNDS
149,215	Great-West International Index Fund Initial Class(a)	1,775,653
165,058	Great-West S&P 500® Index Fund Initial Class(a)	2,870,359
82,008	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,235,034
62,360	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	826,897

Shares		Fair Value
Equity Mutual Funds — (continued)
30,641	Northern Emerging Markets Equity Index Fund	$364,327
TOTAL EQUITY MUTUAL FUNDS — 72.23% (Cost $5,800,533)		$7,072,270
Account Balance
FIXED INTEREST CONTRACT
210,961(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	210,961
TOTAL FIXED INTEREST CONTRACT — 2.16% (Cost $210,961)		$210,961
TOTAL INVESTMENTS — 100.02% (Cost $8,531,788)		$9,792,923
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(1,579)
TOTAL NET ASSETS — 100.00%		$9,791,344

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
414,622	Great-West Bond Index Fund Initial Class(a)	$5,647,154
TOTAL BOND MUTUAL FUNDS — 16.56% (Cost $5,682,158)		$5,647,154
EQUITY MUTUAL FUNDS
607,600	Great-West International Index Fund Initial Class(a)	7,230,445
633,786	Great-West S&P 500® Index Fund Initial Class(a)	11,021,529
315,134	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,745,913
258,238	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,424,235

Shares		Fair Value
Equity Mutual Funds — (continued)
145,785	Northern Emerging Markets Equity Index Fund	$1,733,388
TOTAL EQUITY MUTUAL FUNDS — 82.59% (Cost $21,865,803)		$28,155,510
Account Balance
FIXED INTEREST CONTRACT
295,760(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	295,760
TOTAL FIXED INTEREST CONTRACT — 0.87% (Cost $295,760)		$295,760
TOTAL INVESTMENTS — 100.02% (Cost $27,843,721)		$34,098,424
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(5,990)
TOTAL NET ASSETS — 100.00%		$34,092,434

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
48,604	Great-West Bond Index Fund Initial Class(a)	$661,980
TOTAL BOND MUTUAL FUNDS — 10.95% (Cost $666,167)		$661,980
EQUITY MUTUAL FUNDS
119,117	Great-West International Index Fund Initial Class(a)	1,417,492
116,131	Great-West S&P 500® Index Fund Initial Class(a)	2,019,527
57,778	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	870,134
50,953	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	675,631

Shares		Fair Value
Equity Mutual Funds — (continued)
32,675	Northern Emerging Markets Equity Index Fund	$388,509
TOTAL EQUITY MUTUAL FUNDS — 88.82% (Cost $4,477,300)		$5,371,293
Account Balance
FIXED INTEREST CONTRACT
15,077(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	15,077
TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $15,077)		$15,077
TOTAL INVESTMENTS — 100.02% (Cost $5,158,544)		$6,048,350
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(1,060)
TOTAL NET ASSETS — 100.00%		$6,047,290

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
107,382	Great-West Bond Index Fund Initial Class(a)	$1,462,541
TOTAL BOND MUTUAL FUNDS — 8.96% (Cost $1,472,570)		$1,462,541
EQUITY MUTUAL FUNDS
336,042	Great-West International Index Fund Initial Class(a)	3,998,897
309,096	Great-West S&P 500® Index Fund Initial Class(a)	5,375,189
154,008	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,319,362

Shares		Fair Value
Equity Mutual Funds — (continued)
145,523	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$1,929,632
104,622	Northern Emerging Markets Equity Index Fund	1,243,952
TOTAL EQUITY MUTUAL FUNDS — 91.06% (Cost $11,700,549)		$14,867,032
TOTAL INVESTMENTS — 100.02% (Cost $13,173,119)		$16,329,573
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(2,896)
TOTAL NET ASSETS — 100.00%		$16,326,677

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
11,743	Great-West Bond Index Fund Initial Class(a)	$159,942
TOTAL BOND MUTUAL FUNDS - 8.29% (Cost $160,337)		$159,942
EQUITY MUTUAL FUNDS
40,737	Great-West International Index Fund Initial Class(a)	484,764
35,422	Great-West S&P 500® Index Fund Initial Class(a)	615,991
17,528	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	263,974

Shares		Fair Value
Equity Mutual Funds - (continued)
17,693	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$234,607
14,295	Northern Emerging Markets Equity Index Fund	169,967
TOTAL EQUITY MUTUAL FUNDS - 91.73% (Cost $1,530,671)		$1,769,303
TOTAL INVESTMENTS - 100.02% (Cost $1,691,008)		$1,929,245
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(325)
TOTAL NET ASSETS - 100.00%		$1,928,920

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
14,771	Great-West Bond Index Fund Initial Class(a)	$201,176
TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $202,329)		$201,176
EQUITY MUTUAL FUNDS
53,945	Great-West International Index Fund Initial Class(a)	641,950
44,437	Great-West S&P 500® Index Fund Initial Class(a)	772,760
22,089	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	332,667

Shares		Fair Value
Equity Mutual Funds — (continued)
23,787	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$315,410
21,213	Northern Emerging Markets Equity Index Fund	252,223
TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $1,897,909)		$2,315,010
TOTAL INVESTMENTS — 100.02% (Cost $2,100,238)		$2,516,186
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(414)
TOTAL NET ASSETS — 100.00%		$2,515,772

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$57,872,434	$14,801,725	$49,606,576
Investments at fair value, unaffiliated(b)	1,277,896	326,714	1,293,034
Subscriptions receivable	46,711	5,903	280,346
Receivable for investments sold	2,477	–	48,496
Total Assets	59,199,518	15,134,342	51,228,452
LIABILITIES:
Payable to investment adviser	6,212	1,524	5,200
Redemptions payable	2,572	5	78,249
Payable for investments purchased	46,616	5,899	5,715
Payable for distribution fees	4,830	776	3,810
Total Liabilities	60,230	8,204	92,974
NET ASSETS	$59,139,288	$15,126,138	$51,135,478
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$489,517	$123,812	$413,008
Paid-in capital in excess of par	49,613,128	13,503,339	42,646,982
Net unrealized appreciation on investments	7,095,710	1,224,082	7,174,232
Undistributed net investment income (loss)	381	(264)	(1,386)
Accumulated net realized gain on investments	1,940,552	275,169	902,642
NET ASSETS	$59,139,288	$15,126,138	$51,135,478
NET ASSETS BY CLASS
Class G	$8,488,289	$6,095,850	$5,595,710
Class G1	$46,315,860	$8,633,952	$45,138,975
Class L	$4,335,139	$396,336	$400,793
CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	702,574	498,812	453,761
Class G1	3,799,983	706,977	3,640,545
Class L	392,608	32,332	35,769
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.08	$12.22	$12.33
Class G1	$12.19	$12.21	$12.40
Class L	$11.04	$12.26	$11.21
(a) Cost of investments, affiliated	$50,857,556	$13,593,110	$42,522,364
(b) Cost of investments, unaffiliated	$1,197,064	$311,247	$1,203,014

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$9,428,596	$32,365,036	$5,659,841
Investments at fair value, unaffiliated(b)	364,327	1,733,388	388,509
Subscriptions receivable	5,100	24,769	7,260
Receivable for investments sold	–	–	91
Total Assets	9,798,023	34,123,193	6,055,701
LIABILITIES:
Payable to investment adviser	979	3,443	608
Redemptions payable	–	5,913	7,283
Payable for investments purchased	5,100	18,856	67
Payable for distribution fees	600	2,547	453
Total Liabilities	6,679	30,759	8,411
NET ASSETS	$9,791,344	$34,092,434	$6,047,290
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$77,088	$259,112	$46,723
Paid-in capital in excess of par	8,307,905	27,274,442	4,999,565
Net unrealized appreciation on investments	1,261,135	6,254,703	889,806
(Overdistributed) net investment income	(287)	379	(256)
Accumulated net realized gain on investments	145,503	303,798	111,452
NET ASSETS	$9,791,344	$34,092,434	$6,047,290
NET ASSETS BY CLASS
Class G	$2,489,987	$2,837,255	$442,020
Class G1	$7,201,051	$31,237,697	$5,587,496
Class L	$100,306	$17,482	$17,774
CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	196,107	216,614	34,084
Class G1	566,918	2,373,032	431,783
Class L	7,855	1,473	1,363
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.70	$13.10	$12.97
Class G1	$12.70	$13.16	$12.94
Class L	$12.77	$11.87	$13.04
(a) Cost of investments, affiliated	$8,187,027	$26,239,151	$4,790,785
(b) Cost of investments, unaffiliated	$344,761	$1,604,570	$367,759

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$15,085,621	$1,759,278	$2,263,963
Investments at fair value, unaffiliated(b)	1,243,952	169,967	252,223
Subscriptions receivable	16,424	6,185	3,225
Total Assets	16,345,997	1,935,430	2,519,411
LIABILITIES:
Payable to investment adviser	1,668	191	252
Redemptions payable	9,439	–	793
Payable for investments purchased	6,985	6,185	2,432
Payable for distribution fees	1,228	134	162
Total Liabilities	19,320	6,510	3,639
NET ASSETS	$16,326,677	$1,928,920	$2,515,772
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$123,764	$14,782	$18,788
Paid-in capital in excess of par	12,761,515	1,651,645	2,008,786
Net unrealized appreciation on investments	3,156,454	238,237	415,948
(Overdistributed) net investment income	(702)	(81)	(97)
Accumulated net realized gain on investments	285,646	24,337	72,347
NET ASSETS	$16,326,677	$1,928,920	$2,515,772
NET ASSETS BY CLASS
Class G	$1,545,965	$225,054	$443,987
Class G1	$14,762,964	$1,686,174	$2,054,173
Class L	$17,748	$17,692	$17,612
CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	116,991	17,203	33,097
Class G1	1,119,132	129,269	153,310
Class L	1,520	1,348	1,469
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$13.21	$13.08	$13.41
Class G1	$13.19	$13.04	$13.40
Class L	$11.68	$13.12	$11.99
(a) Cost of investments, affiliated	$12,015,935	$1,530,261	$1,864,532
(b) Cost of investments, unaffiliated	$1,157,184	$160,747	$235,706

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$23,909	$5,643	$15,727
Dividends, affiliated	352,071	85,013	281,137
Total Income	375,980	90,656	296,864
EXPENSES:
Management fees	36,154	8,547	29,219
Distribution fees - Class G1	24,279	4,051	21,823
Distribution fees - Class L	4,739	437	558
Total Expenses	65,172	13,035	51,600
Less amount waived by distributor - Class L	–	20	20
Net Expenses	65,172	13,015	51,580
NET INVESTMENT INCOME	310,808	77,641	245,284
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	2,008,395	182,362	667,541
Net realized gain (loss) on investments, unaffiliated	30,189	(83)	20,248
Net Realized Gain on Investments	2,038,584	182,279	687,789
Net change in unrealized appreciation on investments	489,708	423,519	1,439,583
Net Realized and Unrealized Gain on Investments	2,528,292	605,798	2,127,372
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,839,100	$683,439	$2,372,656

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,467	$2,129	$105
Dividends, affiliated	47,280	147,449	23,584
Total Income	48,747	149,578	23,689
EXPENSES:
Management fees	5,276	19,052	3,263
Distribution fees - Class G1	3,278	14,623	2,517
Distribution fees - Class L	119	21	31
Total Expenses	8,673	33,696	5,811
Less amount waived by distributor - Class L	20	21	22
Net Expenses	8,653	33,675	5,789
NET INVESTMENT INCOME	40,094	115,903	17,900
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	35,585	292,501	53,910
Net realized gain (loss) on investments, unaffiliated	1,714	(4,553)	945
Net Realized Gain on Investments	37,299	287,948	54,855
Net change in unrealized appreciation on investments	386,338	1,319,440	234,410
Net Realized and Unrealized Gain on Investments	423,637	1,607,388	289,265
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$463,731	$1,723,291	$307,165

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Dividends, affiliated	$61,710	$6,825	$8,709
Total Income	61,710	6,825	8,709
EXPENSES:
Management fees	9,127	986	1,349
Distribution fees - Class G1	6,915	722	900
Distribution fees - Class L	123	21	9
Total Expenses	16,165	1,729	2,258
Less amount waived by distributor - Class G1	–	9	20
Less amount waived by distributor - Class L	22	21	9
Net Expenses	16,143	1,699	2,229
NET INVESTMENT INCOME	45,567	5,126	6,480
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	189,411	11,184	54,251
Net realized gain on investments, unaffiliated	13,803	403	624
Net Realized Gain on Investments	203,214	11,587	54,875
Net change in unrealized appreciation on investments	627,882	79,849	62,188
Net Realized and Unrealized Gain on Investments	831,096	91,436	117,063
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$876,663	$96,562	$123,543

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2015 Fund
OPERATIONS:
Net investment income	$310,808	$929,443
Net realized gain on investments	2,038,584	2,360,439
Net change in unrealized appreciation on investments	489,708	4,522,462
Net Increase in Net Assets Resulting from Operations	2,839,100	7,812,344
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(46,978)	(121,634)
Class G1	(243,154)	(755,023)
Class L	(22,177)	(50,904)
From net investment income	(312,309)	(927,561)
From net realized gains
Class G	–	(248,978)
Class G1	–	(1,691,332)
Class L	–	(126,285)
From net realized gains	0	(2,066,595)
Total Distributions	(312,309)	(2,994,156)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,084,150	3,988,006
Class G1	4,955,131	13,411,758
Class L	1,533,975	1,314,608
Shares issued in reinvestment of distributions
Class G	46,978	370,612
Class G1	243,154	2,446,355
Class L	22,177	177,189
Shares redeemed
Class G	(381,063)	(2,410,326)
Class G1	(10,759,911)	(18,206,368)
Class L	(844,062)	(578,858)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,099,471)	512,976
Total Increase (Decrease) in Net Assets	(1,572,680)	5,331,164
NET ASSETS:
Beginning of period	60,711,968	55,380,804
End of period(a)	$59,139,288	$60,711,968
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	92,776	352,676
Class G1	418,368	1,174,454
Class L	141,961	125,293
Shares issued in reinvestment of distributions
Class G	3,899	32,280
Class G1	20,013	211,373
Class L	2,014	16,845
Shares redeemed
Class G	(32,418)	(211,879)
Class G1	(901,156)	(1,591,990)
Class L	(78,390)	(56,008)
Net Increase (Decrease)	(332,933)	53,044
(a) Including undistributed net investment income:	$381	$1,882

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2020 Fund
OPERATIONS:
Net investment income	$77,641	$182,449
Net realized gain on investments	182,279	273,180
Net change in unrealized appreciation on investments	423,519	733,664
Net Increase in Net Assets Resulting from Operations	683,439	1,189,293
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(33,476)	(81,548)
Class G1	(42,628)	(125,819)
Class L	(1,801)	(4,534)
From net investment income	(77,905)	(211,901)
From net realized gains
Class G	–	(60,130)
Class G1	–	(100,079)
Class L	–	(3,957)
From net realized gains	0	(164,166)
Total Distributions	(77,905)	(376,067)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	602,307	3,760,562
Class G1	1,639,966	5,080,895
Class L	84,253	4
Shares issued in reinvestment of distributions
Class G	33,476	141,678
Class G1	42,628	225,898
Class L	1,801	8,491
Shares redeemed
Class G	(204,302)	(394,703)
Class G1	(1,392,715)	(1,123,057)
Class L	(9,664)	(17,112)
Net Increase in Net Assets Resulting from Capital Share Transactions	797,750	7,682,656
Total Increase in Net Assets	1,403,284	8,495,882
NET ASSETS:
Beginning of period	13,722,854	5,226,972
End of period(a)	$15,126,138	$13,722,854
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	50,896	327,958
Class G1	137,937	453,248
Class L	7,104	1
Shares issued in reinvestment of distributions
Class G	2,746	12,206
Class G1	3,500	19,590
Class L	147	735
Shares redeemed
Class G	(16,964)	(35,559)
Class G1	(117,341)	(100,127)
Class L	(810)	(1,513)
Net Increase	67,215	676,539
(a) Including (overdistributed) net investment income:	$(264)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2025 Fund
OPERATIONS:
Net investment income	$245,284	$752,217
Net realized gain on investments	687,789	2,051,626
Net change in unrealized appreciation on investments	1,439,583	4,178,576
Net Increase in Net Assets Resulting from Operations	2,372,656	6,982,419
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(28,166)	(68,241)
Class G1	(216,732)	(676,153)
Class L	(1,772)	(8,681)
From net investment income	(246,670)	(753,075)
From net realized gains
Class G	–	(138,965)
Class G1	–	(1,519,672)
Class L	–	(19,509)
From net realized gains	0	(1,678,146)
Total Distributions	(246,670)	(2,431,221)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,932,118	3,433,811
Class G1	3,824,908	9,678,445
Class L	–	535,883
Shares issued in reinvestment of distributions
Class G	28,166	207,206
Class G1	216,732	2,195,825
Class L	1,772	28,190
Shares redeemed
Class G	(788,673)	(2,435,866)
Class G1	(4,805,085)	(13,490,136)
Class L	(159,973)	(242,448)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	249,965	(89,090)
Total Increase in Net Assets	2,375,951	4,462,108
NET ASSETS:
Beginning of period	48,759,527	44,297,419
End of period(a)	$51,135,478	$48,759,527
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	159,521	295,748
Class G1	318,195	835,673
Class L	–	50,654
Shares issued in reinvestment of distributions
Class G	2,292	17,741
Class G1	17,535	186,931
Class L	159	2,650
Shares redeemed
Class G	(64,833)	(210,989)
Class G1	(398,780)	(1,164,830)
Class L	(14,849)	(23,051)
Net Increase (Decrease)	19,240	(9,473)
(a) Including (overdistributed) net investment income:	$(1,386)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2030 Fund
OPERATIONS:
Net investment income	$40,094	$118,806
Net realized gain on investments	37,299	278,172
Net change in unrealized appreciation on investments	386,338	750,068
Net Increase in Net Assets Resulting from Operations	463,731	1,147,046
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(11,156)	(32,660)
Class G1	(28,897)	(85,198)
Class L	(347)	(1,265)
From net investment income	(40,400)	(119,123)
From net realized gains
Class G	–	(49,416)
Class G1	–	(141,709)
Class L	–	(2,291)
From net realized gains	0	(193,416)
Total Distributions	(40,400)	(312,539)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	316,458	590,464
Class G1	1,004,967	2,591,854
Shares issued in reinvestment of distributions
Class G	11,156	82,076
Class G1	28,897	226,907
Class L	347	3,556
Shares redeemed
Class G	(5,430)	(194,121)
Class G1	(159,132)	(590,068)
Class L	–	(26,333)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,197,263	2,684,335
Total Increase in Net Assets	1,620,594	3,518,842
NET ASSETS:
Beginning of period	8,170,750	4,651,908
End of period(a)	$9,791,344	$8,170,750
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	25,419	51,786
Class G1	82,207	224,436
Shares issued in reinvestment of distributions
Class G	881	6,874
Class G1	2,283	18,944
Class L	27	296
Shares redeemed
Class G	(451)	(16,479)
Class G1	(13,022)	(50,069)
Class L	–	(2,232)
Net Increase	97,344	233,556
(a) Including (overdistributed) net investment income and undistributed net investment income	$(287)	$19

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2035 Fund
OPERATIONS:
Net investment income	$115,903	$461,920
Net realized gain on investments	287,948	1,148,919
Net change in unrealized appreciation on investments	1,319,440	3,933,526
Net Increase in Net Assets Resulting from Operations	1,723,291	5,544,365
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(11,014)	(38,911)
Class G1	(106,167)	(420,826)
Class L	(75)	(451)
From net investment income	(117,256)	(460,188)
From net realized gains
Class G	–	(83,062)
Class G1	–	(962,588)
Class L	–	(1,503)
From net realized gains	0	(1,047,153)
Total Distributions	(117,256)	(1,507,341)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	743,173	2,643,877
Class G1	3,481,280	6,653,779
Class L	–	83,341
Shares issued in reinvestment of distributions
Class G	11,014	121,973
Class G1	106,167	1,383,414
Class L	75	1,954
Shares redeemed
Class G	(378,684)	(2,150,301)
Class G1	(1,888,115)	(7,818,816)
Class L	–	(126,734)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,074,910	792,487
Total Increase in Net Assets	3,680,945	4,829,511
NET ASSETS:
Beginning of period	30,411,489	25,581,978
End of period(a)	$34,092,434	$30,411,489
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	59,155	220,126
Class G1	276,643	558,028
Class L	–	8,228
Shares issued in reinvestment of distributions
Class G	844	9,932
Class G1	8,092	111,916
Class L	6	182
Shares redeemed
Class G	(30,356)	(178,335)
Class G1	(149,555)	(661,194)
Class L	–	(11,560)
Net Increase	164,829	57,323
(a) Including undistributed net investment income:	$379	$1,732

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2040 Fund
OPERATIONS:
Net investment income	$17,900	$77,116
Net realized gain on investments	54,855	193,116
Net change in unrealized appreciation on investments	234,410	545,719
Net Increase in Net Assets Resulting from Operations	307,165	815,951
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,512)	(5,253)
Class G1	(16,599)	(70,424)
Class L	(45)	(1,453)
From net investment income	(18,156)	(77,130)
From net realized gains
Class G	–	(10,759)
Class G1	–	(154,607)
Class L	–	(2,881)
From net realized gains	0	(168,247)
Total Distributions	(18,156)	(245,377)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	100,219	190,736
Class G1	703,448	2,573,583
Class L	–	84,836
Shares issued in reinvestment of distributions
Class G	1,512	16,011
Class G1	16,599	225,032
Class L	45	4,334
Shares redeemed
Class G	(16,204)	(8,855)
Class G1	(137,213)	(832,412)
Class L	(89,963)	–
Net Increase in Net Assets Resulting from Capital Share Transactions	578,443	2,253,265
Total Increase in Net Assets	867,452	2,823,839
NET ASSETS:
Beginning of period	5,179,838	2,355,999
End of period(a)	$6,047,290	$5,179,838
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	8,080	16,359
Class G1	56,665	224,040
Class L	–	6,982
Shares issued in reinvestment of distributions
Class G	117	1,317
Class G1	1,288	18,572
Class L	4	352
Shares redeemed
Class G	(1,292)	(762)
Class G1	(10,943)	(71,022)
Class L	(7,267)	–
Net Increase	46,652	195,838
(a) Including (overdistributed) net investment income:	$(256)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2045 Fund
OPERATIONS:
Net investment income	$45,567	$222,618
Net realized gain on investments	203,214	716,349
Net change in unrealized appreciation on investments	627,882	2,030,538
Net Increase in Net Assets Resulting from Operations	876,663	2,969,505
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(5,019)	(16,793)
Class G1	(40,929)	(205,524)
Class L	(321)	(320)
From net investment income	(46,269)	(222,637)
From net realized gains
Class G	–	(44,880)
Class G1	–	(587,720)
Class L	–	(836)
From net realized gains	0	(633,436)
Total Distributions	(46,269)	(856,073)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	895,933	584,694
Class G1	1,636,354	3,759,590
Class L	89,963	–
Shares issued in reinvestment of distributions
Class G	5,019	61,673
Class G1	40,929	793,244
Class L	321	1,156
Shares redeemed
Class G	(120,166)	(2,703,766)
Class G1	(1,034,933)	(3,367,505)
Class L	(94,772)	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,418,648	(870,914)
Total Increase in Net Assets	2,249,042	1,242,518
NET ASSETS:
Beginning of period	14,077,635	12,835,117
End of period(a)	$16,326,677	$14,077,635
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	72,611	49,619
Class G1	129,460	313,796
Class L	8,105	–
Shares issued in reinvestment of distributions
Class G	381	5,067
Class G1	3,115	63,942
Class L	28	105
Shares redeemed
Class G	(9,445)	(219,781)
Class G1	(80,627)	(279,318)
Class L	(8,128)	–
Net Increase (Decrease)	115,500	(66,570)
(a) Including (overdistributed) net investment income:	$(702)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2050 Fund
OPERATIONS:
Net investment income	$5,126	$21,262
Net realized gain on investments	11,587	32,734
Net change in unrealized appreciation on investments	79,849	140,797
Net Increase in Net Assets Resulting from Operations	96,562	194,793
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(688)	(2,380)
Class G1	(4,466)	(18,622)
Class L	(53)	(266)
From net investment income	(5,207)	(21,268)
From net realized gains
Class G	–	(2,364)
Class G1	–	(19,015)
Class L	–	(258)
From net realized gains	0	(21,637)
Total Distributions	(5,207)	(42,905)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	71,901	119,740
Class G1	436,939	892,391
Shares issued in reinvestment of distributions
Class G	688	4,744
Class G1	4,466	37,637
Class L	53	524
Shares redeemed
Class G	(14,681)	(32,047)
Class G1	(94,809)	(100,729)
Net Increase in Net Assets Resulting from Capital Share Transactions	404,557	922,260
Total Increase in Net Assets	495,912	1,074,148
NET ASSETS:
Beginning of period	1,433,008	358,860
End of period(a)	$1,928,920	$1,433,008
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	5,714	10,400
Class G1	34,988	78,494
Shares issued in reinvestment of distributions
Class G	53	388
Class G1	344	3,084
Class L	4	42
Shares redeemed
Class G	(1,146)	(2,764)
Class G1	(7,585)	(8,746)
Net Increase	32,372	80,898
(a) Including (overdistributed) net investment income:	$(81)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West SecureFoundation® Lifetime 2055 Fund
OPERATIONS:
Net investment income	$6,480	$33,996
Net realized gain on investments	54,875	68,759
Net change in unrealized appreciation on investments	62,188	275,631
Net Increase in Net Assets Resulting from Operations	123,543	378,386
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,272)	(9,103)
Class G1	(5,246)	(24,587)
Class L	(59)	(306)
From net investment income	(6,577)	(33,996)
From net realized gains
Class G	–	(11,614)
Class G1	–	(33,608)
Class L	–	(387)
From net realized gains	0	(45,609)
Total Distributions	(6,577)	(79,605)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	62,578	284,471
Class G1	463,465	602,906
Shares issued in reinvestment of distributions
Class G	1,272	20,717
Class G1	5,246	58,195
Class L	59	693
Shares redeemed
Class G	(203,167)	(86,233)
Class G1	(131,276)	(375,479)
Net Increase in Net Assets Resulting from Capital Share Transactions	198,177	505,270
Total Increase in Net Assets	315,143	804,051
NET ASSETS:
Beginning of period	2,200,629	1,396,578
End of period(a)	$2,515,772	$2,200,629
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	4,863	24,156
Class G1	36,025	50,719
Shares issued in reinvestment of distributions
Class G	95	1,654
Class G1	393	4,653
Class L	5	62
Shares redeemed
Class G	(16,097)	(7,054)
Class G1	(10,159)	(31,344)
Net Increase	15,125	42,846
(a) Including (overdistributed) net investment income:	$(97)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$11.59	$10.67	$9.90	$10.61	$9.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.21(b)	0.22(b)	0.73	0.21	0.11
Net realized and unrealized gain (loss)	0.49	1.32	0.88	(0.63)	0.77	(0.07)
Total From Investment Operations	0.56	1.53	1.10	0.06	0.98	0.08
LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.20)	(0.21)	(0.68)	(0.26)	(0.11)
From net realized gains	–	(0.41)	(0.12)	(0.09)	(0.08)	–
Total Distributions	(0.07)	(0.61)	(0.33)	(0.77)	(0.34)	(0.11)
NET ASSET VALUE, END OF PERIOD	$12.08	$11.59	$10.67	$9.90	$10.61	$9.97
TOTAL RETURN(c) (d)	4.81%(e)	14.50%	11.19%	0.60%	10.03%	0.83%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$8,488	$7,399	$4,965	$2,805	$910	$13
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	1.17%(g)	1.82%	2.08%	2.13%	5.18%	8.63%(g)
Portfolio turnover rate(h)	12%(e)	31%	32%	86%	96%	1%(e)

(a)		Class G inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$11.69	$10.75	$9.97	$10.66	$9.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.18(b)	0.20(b)	0.66	0.20	0.11
Net realized and unrealized gain (loss)	0.50	1.35	0.89	(0.60)	0.77	(0.03)
Total From Investment Operations	0.56	1.53	1.09	0.06	0.97	0.08
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.18)	(0.19)	(0.66)	(0.20)	(0.11)
From net realized gains	–	(0.41)	(0.12)	(0.09)	(0.08)	–
Total distributions	(0.06)	(0.59)	(0.31)	(0.75)	(0.28)	(0.11)
NET ASSET VALUE, END OF PERIOD	$12.19	$11.69	$10.75	$9.97	$10.66	$9.97
TOTAL RETURN(c) (d)	4.80%(e)	14.37%	11.03%	0.58%	9.87%(f)	0.83%(e)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$46,316	$49,846	$48,054	$44,131	$27,241	$13
Ratio of expenses to average net assets(g)	0.22%(h)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(h)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.12%
Ratio of net investment income to average net assets(g)	1.01%(h)	1.55%	1.85%	1.88%
Before waiver	N/A	N/A	N/A	N/A	3.88%	8.55%(h)
After waiver	N/A	N/A	N/A	N/A	3.88%	8.63%(h)
Portfolio turnover rate(i)	12%(e)	31%	32%	86%	96%	1%(e)

(a)		Class G1 inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$9.80	$9.14	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.17(b)	0.23(b)	0.76
Net realized and unrealized gain (loss)	0.45	1.21	0.76	(0.85)
Total From Investment Operations	0.50	1.38	0.99	(0.09)
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.17)	(0.21)	(0.76)
From net realized gains	–	(0.41)	(0.12)	(0.01)
Total Distributions	(0.06)	(0.58)	(0.33)	(0.77)
NET ASSET VALUE, END OF PERIOD	$11.04	$10.60	$9.80	$9.14
TOTAL RETURN(c) (d)	4.69%(e)	14.21%	10.93%(f)	(0.94%)(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$4,335	$3,467	$2,361	$424
Ratio of expenses to average net assets(g)	0.37%(h)	0.37%
Before waiver	N/A	N/A	0.37%	0.37%(h)
After waiver	N/A	N/A	0.37%	0.36%(h)
Ratio of net investment income to average net assets(g)	0.97%(h)	1.60%
Before waiver	N/A	N/A	2.34%	2.21%(h)
After waiver	N/A	N/A	2.34%	2.22%(h)
Portfolio turnover rate(i)	12%(e)	31%	32%	86%

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)		2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$11.72		$10.58	$9.81	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)		0.28(b)	0.26(b)	0.13
Net realized and unrealized gain (loss)	0.50		1.24	0.85	(0.19)
Total From Investment Operations	0.57		1.52	1.11	(0.06)
LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.22)	(0.32)	(0.13)
From net realized gains	–		(0.16)	(0.02)	–
Total Distributions	(0.07)		(0.38)	(0.34)	(0.13)
NET ASSET VALUE, END OF PERIOD	$12.22		$11.72	$10.58	$9.81
TOTAL RETURN(c) (d)	4.84%(e)		14.42%	11.34%	(0.61%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,096		$5,418	$1,667	$30
Ratio of expenses to average net assets(f)	0.12%(g)		0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	1.15%(g)		2.41%	2.48%	2.46%(g)
Portfolio turnover rate(h)	9%(e)	(e)	18%	84%	234%(e)

(a)			Class G inception date was January 31, 2011.
(b)			Per share amounts are based upon average shares outstanding.
(c)			Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)			Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)			Not annualized for periods less than one full year.
(f)			Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)			Annualized.
(h)			Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)		2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$11.72		$10.57	$9.80	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)		0.21(b)	0.25(b)	0.15
Net realized and unrealized gain (loss)	0.49		1.30	0.83	(0.20)
Total From Investment Operations	0.55		1.51	1.08	(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.29)	(0.15)
From net realized gains	–		(0.16)	(0.02)	–
Total distributions	(0.06)		(0.36)	(0.31)	(0.15)
NET ASSET VALUE, END OF PERIOD	$12.21		$11.72	$10.57	$9.80
TOTAL RETURN(c) (d)	4.71%(e)	(e)	14.33%	11.05%	(0.47%)(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$8,634		$8,001	$3,278	$571
Ratio of expenses to average net assets(g)	0.22%(h)		0.22%	0.22%
Before waiver	N/A		N/A	N/A	0.22%(h)
After waiver	N/A		N/A	N/A	0.22%(h)
Ratio of net investment income to average net assets(g)	1.05%(h)		1.89%	2.41%
Before waiver	N/A		N/A	N/A	5.08%(h)
After waiver	N/A		N/A	N/A	5.08%(h)
Portfolio turnover rate(i)	9%(e)		18%	84%	234%(e)

(a)			Class G1 inception date was January 31, 2011.
(b)			Per share amounts are based upon average shares outstanding.
(c)			Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)			Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)			Not annualized for periods less than one full year.
(f)			Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)			Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)			Annualized.
(i)			Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$11.76	$10.60	$9.80	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.16(b)	0.18(b)	0.15
Net realized and unrealized gain (loss)	0.50	1.34	0.88	(0.20)
Total From Investment Operations	0.56	1.50	1.06	(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.18)	(0.24)	(0.15)
From net realized gains	–	(0.16)	(0.02)	–
Total Distributions	(0.06)	(0.34)	(0.26)	(0.15)
NET ASSET VALUE, END OF PERIOD	$12.26	$11.76	$10.60	$9.80
TOTAL RETURN(c) (d) (e)	4.73%(f)	14.16%	10.88%	(0.47%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$396	$305	$283	$268
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.36%(h)	0.36%	0.36%	0.17%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.93%(h)	1.44%	1.75%	17.24%(h)
After waiver	0.94%(h)	1.45%	1.76%	17.43%(h)
Portfolio turnover rate(i)	9%(f)	18%	84%	234%(f)

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$11.82	$10.71	$9.84	$10.66	$9.99	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.22(b)	0.20(b)	0.65	0.24	0.13
Net realized and unrealized gain (loss)	0.51	1.51	0.99	(0.75)	0.77	(0.01)
Total From Investment Operations	0.58	1.73	1.19	(0.10)	1.01	0.12
LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.21)	(0.20)	(0.65)	(0.24)	(0.13)
From net realized gains	–	(0.41)	(0.12)	(0.07)	(0.10)	–
Total Distributions	(0.07)	(0.62)	(0.32)	(0.72)	(0.34)	(0.13)
NET ASSET VALUE, END OF PERIOD	$12.33	$11.82	$10.71	$9.84	$10.66	$9.99
TOTAL RETURN(c) (d)	4.87%(e)	16.28%	12.11%	(0.96%)	10.31%	1.15%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$5,596	$4,216	$2,723	$2,227	$1,468	$13
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	1.16%(g)	1.92%	1.92%	1.91%	3.20%	9.52%(g)
Portfolio turnover rate(h)	10%(e)	33%	22%	78%	90%	1%(e)

(a)		Class G inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$11.88	$10.76	$9.88	$10.71	$9.99	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.18(b)	0.19(b)	0.64	0.20	0.13
Net realized and unrealized gain (loss)	0.52	1.53	1.00	(0.76)	0.82	(0.01)
Total From Investment Operations	0.58	1.71	1.19	(0.12)	1.02	0.12
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.18)	(0.19)	(0.64)	(0.20)	(0.13)
From net realized gains	–	(0.41)	(0.12)	(0.07)	(0.10)	–
Total distributions	(0.06)	(0.59)	(0.31)	(0.71)	(0.30)	(0.13)
NET ASSET VALUE, END OF PERIOD	$12.40	$11.88	$10.76	$9.88	$10.71	$9.99
TOTAL RETURN(c) (d)	4.88%(e)	16.09%	12.03%	(1.08%)	10.33%(f)	1.15%(e)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$45,139	$44,001	$41,376	$34,165	$16,829	$13
Ratio of expenses to average net assets(g)	0.22%(h)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(h)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.12%(h)
Ratio of net investment income to average net assets(g)	0.99%(h)	1.58%	1.79%	1.91%
Before waiver	N/A	N/A	N/A	N/A	4.04%	9.43%(h)
After waiver	N/A	N/A	N/A	N/A	4.04%	9.52%(h)
Portfolio turnover rate(i)	10%(e)	33%	22%	78%	90%	1%(e)

(a)		Class G1 inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74	$9.79	$9.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.22(b)	0.14(b)	0.72
Net realized and unrealized gain (loss)	0.48	1.33	0.92	(0.99)
Total From Investment Operations	0.52	1.55	1.06	(0.27)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.19)	(0.16)	(0.72)
From net realized gains	–	(0.41)	(0.12)	–
Total Distributions	(0.05)	(0.60)	(0.28)	(0.72)
NET ASSET VALUE, END OF PERIOD	$11.21	$10.74	$9.79	$9.01
TOTAL RETURN(c) (d) (e)	4.84%(f)	15.97%	11.83%	(2.67%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$401	$542	$198	$132
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.36%(h)	0.36%	0.35%	0.32%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.71%(h)	2.03%	1.45%	2.47%(h)
After waiver	0.72%(h)	2.04%	1.48%	2.52%(h)
Portfolio turnover rate(i)	10%(f)	33%	22%	78%

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.13	$10.57	$9.51	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.21(b)	0.19(b)	0.12
Net realized and unrealized gain (loss)	0.57	1.85	1.08	(0.49)
Total From Investment Operations	0.63	2.06	1.27	(0.37)
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.20)	(0.19)	(0.12)
From net realized gains	–	(0.30)	(0.02)	–
Total Distributions	(0.06)	(0.50)	(0.21)	(0.12)
NET ASSET VALUE, END OF PERIOD	$12.70	$12.13	$10.57	$9.51
TOTAL RETURN(c) (d)	5.17%(e)	19.61%	13.50%	(3.76%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,490	$2,065	$1,354	$29
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	1.02%(g)	1.83%	1.86%	2.83%(g)
Portfolio turnover rate(h)	3%(e)	18%	12%	10%(e)

(a)		Class G inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.13	$10.57	$9.49	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.22(b)	0.24(b)	0.13
Net realized and unrealized gain (loss)	0.57	1.83	1.02	(0.51)
Total From Investment Operations	0.62	2.05	1.26	(0.38)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.19)	(0.16)	(0.13)
From net realized gains	–	(0.30)	(0.02)	–
Total distributions	(0.05)	(0.49)	(0.18)	(0.13)
NET ASSET VALUE, END OF PERIOD	$12.70	$12.13	$10.57	$9.49
TOTAL RETURN(c) (d)	5.12%(e)	19.48%	13.39%(f)	(3.77%)(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$7,201	$6,011	$3,195	$877
Ratio of expenses to average net assets(g)	0.22%(h)	0.22%
Before waiver	N/A	N/A	0.22%	0.22%(h)
After waiver	N/A	N/A	0.22%	0.19%(h)
Ratio of net investment income to average net assets(g)	0.88%(h)	1.86%
Before waiver	N/A	N/A	2.33%	7.80%(h)
After waiver	N/A	N/A	2.33%	7.82%(h)
Portfolio turnover rate(i)	3%(e)	18%	12%	10%(e)

(a)		Class G1 inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$12.20	$10.61	$9.54	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.16(b)	0.35(b)	0.09
Net realized and unrealized gain (loss)	0.57	1.89	0.93	(0.46)
Total From Investment Operations	0.61	2.05	1.28	(0.37)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.16)	(0.19)	(0.09)
From net realized gains	–	(0.30)	(0.02)	–
Total Distributions	(0.04)	(0.46)	(0.21)	(0.09)
NET ASSET VALUE, END OF PERIOD	$12.77	$12.20	$10.61	$9.54
TOTAL RETURN(c) (d) (e)	5.04%(f)	19.39%	13.49%	(3.75%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$100	$95	$104	$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.33%(h)	0.34%	0.28%	0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.69%(h)	1.33%	3.22%	1.56%(h)
After waiver	0.73%(h)	1.36%	3.31%	1.81%(h)
Portfolio turnover rate(i)	3%(f)	18%	12%	10%(f)

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.48	$10.76	$9.64	$10.80	$10.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.22(b)	0.20(b)	0.78	0.22	0.14
Net realized and unrealized gain (loss)	0.62	2.17	1.20	(1.11)	0.91	0.01
Total From Investment Operations	0.67	2.39	1.40	(0.33)	1.13	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.22)	(0.19)	(0.77)	(0.23)	(0.14)
From net realized gains	–	(0.45)	(0.09)	(0.06)	(0.11)	–
Total Distributions	(0.05)	(0.67)	(0.28)	(0.83)	(0.34)	(0.14)
NET ASSET VALUE, END OF PERIOD	$13.10	$12.48	$10.76	$9.64	$10.80	$10.01
TOTAL RETURN(c) (d)	5.38%(e)	22.30%	14.61%	(3.10%)	11.36%	1.51%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,837	$2,333	$1,455	$1,059	$843	$13
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	0.85%(g)	1.86%	1.90%	1.73%	3.34%	10.78%(g)
Portfolio turnover rate(h)	6%(e)	31%	14%	89%	75%	1%(e)

(a)		Class G inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54	$10.80	$9.67	$10.83	$10.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.20(b)	0.18(b)	0.76	0.19	0.14
Net realized and unrealized gain (loss)	0.61	2.19	1.21	(1.10)	0.93	0.01
Total From Investment Operations	0.66	2.39	1.39	(0.34)	1.12	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.20)	(0.17)	(0.76)	(0.19)	(0.14)
From net realized gains	–	(0.45)	(0.09)	(0.06)	(0.11)	–
Total distributions	(0.04)	(0.65)	(0.26)	(0.82)	(0.30)	(0.14)
NET ASSET VALUE, END OF PERIOD	$13.16	$12.54	$10.80	$9.67	$10.83	$10.01
TOTAL RETURN(c) (d)	5.30%(e)	22.21%	14.51%	(3.14%)	11.32%(f)	1.51%(e)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$31,238	$28,062	$24,082	$19,711	$8,615	$13
Ratio of expenses to average net assets(g)	0.22%(h)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(h)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.12%(h)
Ratio of net investment income to average net assets(g)	0.72%(h)	1.64%	1.71%	1.76%
Before waiver	N/A	N/A	N/A	N/A	3.99%	10.70%(h)
After waiver	N/A	N/A	N/A	N/A	3.99%	10.78%(h)
Portfolio turnover rate(i)	6%(e)	31%	14%	89%	75%	1%(e)

(a)		Class G1 inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$11.31	$9.69	$8.71	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.07(b)	0.22(b)	0.80
Net realized and unrealized gain (loss)	0.56	2.04	1.03	(1.29)
Total From Investment Operations	0.61	2.11	1.25	(0.49)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.04)	(0.18)	(0.80)
From net realized gains	–	(0.45)	(0.09)	–
Total Distributions	(0.05)	(0.49)	(0.27)	(0.80)
NET ASSET VALUE, END OF PERIOD	$11.87	$11.31	$9.69	$8.71
TOTAL RETURN(c) (d) (e)	5.41%(f)	21.87%	14.44%	(4.84%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$17	$17	$45	$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.12%(h)	0.33%	0.26%	0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.56%(h)	0.64%	2.20%	1.50%(h)
After waiver	0.80%(h)	0.68%	2.31%	1.73%(h)
Portfolio turnover rate(i)	6%(f)	31%	14%	89%

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.34	$10.51	$9.35	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.27(b)	0.41(b)	0.11
Net realized and unrealized gain (loss)	0.62	2.19	1.01	(0.65)
Total From Investment Operations	0.67	2.46	1.42	(0.54)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.21)	(0.21)	(0.11)
From net realized gains	–	(0.42)	(0.05)	–
Total Distributions	(0.04)	(0.63)	(0.26)	(0.11)
NET ASSET VALUE, END OF PERIOD	$12.97	$12.34	$10.51	$9.35
TOTAL RETURN(c) (d)	5.47%(e)	23.58%	15.28%	(5.40%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$442	$335	$108	$12
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	0.78%(g)	2.26%	3.97%	1.69%(g)
Portfolio turnover rate(h)	5%(e)	19%	15%	9%(e)

(a)		Class G inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.31	$10.48	$9.31	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.23(b)	0.22(b)	0.15
Net realized and unrealized gain (loss)	0.63	2.22	1.18	(0.69)
Total From Investment Operations	0.67	2.45	1.40	(0.54)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.20)	(0.18)	(0.15)
From net realized gains	–	(0.42)	(0.05)	–
Total distributions	(0.04)	(0.62)	(0.23)	(0.15)
NET ASSET VALUE, END OF PERIOD	$12.94	$12.31	$10.48	$9.31
TOTAL RETURN(c) (d)	5.43%(e)	23.49%	15.14%(f)	(5.43%)(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$5,587	$4,738	$2,235	$858
Ratio of expenses to average net assets(g)	0.22%(h)
Before waiver	N/A	0.22%	0.22%	0.22%(h)
After waiver	N/A	0.22%	0.22%	0.21%(h)
Ratio of net investment income to average net assets(g)	0.65%(h)
Before waiver	N/A	1.93%	2.18%	6.06%(h)
After waiver	N/A	1.93%	2.18%	6.07%(h)
Portfolio turnover rate(i)	5%(e)	19%	15%	9%(e)

(a)		Class G1 inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39	$10.55	$9.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(b)	0.44(b)	0.18(b)	(b)	0.11
Net realized and unrealized gain (loss)	0.66	2.03	1.24		(0.65)
Total From Investment Operations	0.68	2.47	1.42		(0.54)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.21)	(0.17)		(0.11)
From net realized gains	–	(0.42)	(0.05)		–
Total Distributions	(0.03)	(0.63)	(0.22)		(0.11)
NET ASSET VALUE, END OF PERIOD	$13.04	$12.39	$10.55		$9.35
TOTAL RETURN(c) (d) (e)	5.52%(f)	23.55%	15.31%		(5.40%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18	$107	$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%		0.37%(h)
After waiver	0.20%(h)	0.27%	0.12%		0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.20%(h)	3.50%	1.49%		1.44%(h)
After waiver	0.38%(h)	3.61%	1.74%		1.69%(h)
Portfolio turnover rate(i)	5%(f)	19%	15%		9%(f)

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.57	$10.79	$9.60	$10.85	$10.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.10(b)	0.19(b)	0.77	0.21	0.15
Net realized and unrealized gain (loss)	0.63	2.46	1.30	(1.20)	0.93	0.01
Total From Investment Operations	0.68	2.56	1.49	(0.43)	1.14	0.16
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.19)	(0.18)	(0.76)	(0.22)	(0.15)
From net realized gains	–	(0.59)	(0.12)	(0.06)	(0.08)	–
Total Distributions	(0.04)	(0.78)	(0.30)	(0.82)	(0.30)	(0.15)
NET ASSET VALUE, END OF PERIOD	$13.21	$12.57	$10.79	$9.60	$10.85	$10.01
TOTAL RETURN(c) (d)	5.44%(e)	23.82%	15.59%	(3.96%)	11.41%	1.60%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,546	$672	$2,357	$1,784	$1,629	$13
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	0.77%(g)	0.88%	1.82%	1.63%	3.37%	11.44%(g)
Portfolio turnover rate(h)	7%(e)	26%	13%	76%	64%	1%(e)

(a)		Class G inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.55	$10.80	$9.61	$10.88	$10.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.20(b)	0.18(b)	0.76	0.19	0.15
Net realized and unrealized gain (loss)	0.64	2.35	1.30	(1.21)	0.95	0.01
Total From Investment Operations	0.68	2.55	1.48	(0.45)	1.14	0.16
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.21)	(0.17)	(0.76)	(0.19)	(0.15)
From net realized gains	–	(0.59)	(0.12)	(0.06)	(0.08)	–
Total distributions	(0.04)	(0.80)	(0.29)	(0.82)	(0.27)	(0.15)
NET ASSET VALUE, END OF PERIOD	$13.19	$12.55	$10.80	$9.61	$10.88	$10.01
TOTAL RETURN(c) (d)	5.39%(e)	23.68%	15.46%	(4.11%)	11.43%	1.60%(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$14,763	$13,389	$10,464	$7,986	$2,632	$13
Ratio of expenses to average net assets(g)	0.22%(h)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(h)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.12%(h)
Ratio of net investment income to average net assets(g)	0.58%(h)	1.70%	1.74%	1.84%
Before waiver	N/A	N/A	N/A	N/A	4.10%	11.35%(h)
After waiver	N/A	N/A	N/A	N/A	4.10%	11.44%(h)
Portfolio turnover rate(i)	7%(e)	26%	13%	76%	64%	1%(e)

(a)		Class G1 inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$11.12	$9.65	$8.62	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03(b)	0.19(b)	0.16(b)	0.80
Net realized and unrealized gain (loss)	0.56	2.09	1.17	(1.37)
Total From Investment Operations	0.59	2.28	1.33	(0.57)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.22)	(0.18)	(0.80)
From net realized gains	–	(0.59)	(0.12)	(0.01)
Total Distributions	(0.03)	(0.81)	(0.30)	(0.81)
NET ASSET VALUE, END OF PERIOD	$11.68	$11.12	$9.65	$8.62
TOTAL RETURN(c) (d) (e)	5.34%(f)	23.81%	15.49%	(5.73%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18	$17	$14	$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.33%(h)	0.12%	0.12%	0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.49%(h)	1.54%	1.50%	1.43%(h)
After waiver	0.54%(h)	1.79%	1.75%	1.68%(h)
Portfolio turnover rate(i)	7%(f)	26%	13%	76%

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.44	$10.41	$9.23	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.27(b)	0.21(b)	0.16
Net realized and unrealized gain (loss)	0.63	2.17	1.33	(0.77)
Total From Investment Operations	0.68	2.44	1.44	(0.61)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.21)	(0.19)	(0.16)
From net realized gains	–	(0.20)	(0.07)	–
Total Distributions	(0.04)	(0.41)	(0.26)	(0.16)
NET ASSET VALUE, END OF PERIOD	$13.08	$12.44	$10.41	$9.23
TOTAL RETURN(c) (d)	5.47%(e)	23.49%	15.67%	(6.07%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$225	$157	$47	$12
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	0.73%(g)	2.30%	2.06%	1.67%(g)
Portfolio turnover rate(h)	3%(e)	12%	22%	25%(e)

(a)		Class G inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.41	$10.38	$9.19	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.26(b)	0.23(b)	0.19
Net realized and unrealized gain (loss)	0.62	2.17	1.20	(0.81)
Total From Investment Operations	0.66	2.43	1.43	(0.62)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.20)	(0.17)	(0.19)
From net realized gains	–	(0.20)	(0.07)	–
Total distributions	(0.03)	(0.40)	(0.24)	(0.19)
NET ASSET VALUE, END OF PERIOD	$13.04	$12.41	$10.38	$9.19
TOTAL RETURN(c) (d) (e)	5.36%(f)	23.46%	15.62%	(6.19%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,686	$1,260	$298	$75
Ratio of expenses to average net assets(g)
Before waiver	0.22%(h)	0.22%	0.22%	0.22%(h)
After waiver	0.22%(h)	0.22%	0.21%	0.18%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.61%(h)	2.25%	2.31%	4.16%(h)
After waiver	0.61%(h)	2.25%	2.32%	4.21%(h)
Portfolio turnover rate(i)	3%(f)	12%	22%	25%(f)

(a)		Class G1 inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$12.48	$10.43	$9.23	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.21(b)	0.18(b)	0.16
Net realized and unrealized gain (loss)	0.64	2.24	1.25	(0.77)
Total From Investment Operations	0.68	2.45	1.43	(0.61)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.20)	(0.16)	(0.16)
From net realized gains	–	(0.20)	(0.07)	–
Total Distributions	(0.04)	(0.40)	(0.23)	(0.16)
NET ASSET VALUE, END OF PERIOD	$13.12	$12.48	$10.43	$9.23
TOTAL RETURN(c) (d) (e)	5.45%(f)	23.59%	15.61%	(6.07%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18	$17	$14	$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.12%(h)	0.12%	0.12%	0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.38%(h)	1.54%	1.50%	1.42%(h)
After waiver	0.64%(h)	1.79%	1.75%	1.67%(h)
Portfolio turnover rate(i)	3%(f)	12%	22%	25%(f)

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$12.76	$10.77	$9.52	$10.83	$9.99	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.25(b)	0.23(b)	0.80	0.20	0.16
Net realized and unrealized gain (loss)	0.65	2.23	1.26	(1.27)	0.91	(0.01)
Total From Investment Operations	0.69	2.48	1.49	(0.47)	1.11	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.22)	(0.18)	(0.82)	(0.18)	(0.16)
From net realized gains	–	(0.27)	(0.06)	(0.02)	(0.09)	–
Total Distributions	(0.04)	(0.49)	(0.24)	(0.84)	(0.27)	(0.16)
NET ASSET VALUE, END OF PERIOD	$13.41	$12.76	$10.77	$9.52	$10.83	$9.99
TOTAL RETURN(c) (d)	5.40%(e)	23.17%	15.73%	(4.42%)	11.22%	1.48%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$444	$564	$274	$44	$23	$13
Ratio of expenses to average net assets(f)	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%(g)
Ratio of net investment income to average net assets(f)	0.56%(g)	2.04%	2.25%	2.13%	2.53%	12.02%(g)
Portfolio turnover rate(h)	12%(e)	20%	18%	121%	65%	1%(e)

(a)		Class G inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)		Annualized.
(h)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.75	$10.76	$9.51	$10.82	$9.99	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.21(b)	0.22(b)	0.80	0.20	0.16
Net realized and unrealized gain (loss)	0.64	2.25	1.26	(1.29)	0.92	(0.01)
Total From Investment Operations	0.68	2.46	1.48	(0.49)	1.12	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.20)	(0.17)	(0.80)	(0.20)	(0.16)
From net realized gains	–	(0.27)	(0.06)	(0.02)	(0.09)	–
Total distributions	(0.03)	(0.47)	(0.23)	(0.82)	(0.29)	(0.16)
NET ASSET VALUE, END OF PERIOD	$13.40	$12.75	$10.76	$9.51	$10.82	$9.99
TOTAL RETURN(c) (d)	5.37%(e) (f)	23.02%	15.63%(f)	(4.59%)(f)	11.25%(f)	1.48%(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,054	$1,620	$1,109	$399	$214	$13
Ratio of expenses to average net assets(g)		0.22%
Before waiver	0.22%(h)	N/A	0.22%	0.22%	0.22%	0.22%(h)
After waiver	0.22%(h)	N/A	0.22%	0.22%	0.20%	0.12%(h)
Ratio of net investment income to average net assets(g)		1.79%
Before waiver	0.58%(h)	N/A	2.17%	1.76%	4.68%	11.93%(h)
After waiver	0.58%(h)	N/A	2.17%	1.76%	4.70%	12.02%(h)
Portfolio turnover rate(i)	12%(e)	20%	18%	121%	65%	1%(e)

(a)		Class G1 inception date was November 13, 2009.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Not annualized for periods less than one full year.
(f)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$11.41	$9.67	$8.56	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.19(b)	0.16(b)	0.81
Net realized and unrealized gain (loss)	0.58	2.04	1.19	(1.44)
Total From Investment Operations	0.62	2.23	1.35	(0.63)
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.22)	(0.18)	(0.81)
From net realized gains	–	(0.27)	(0.06)	–
Total Distributions	(0.04)	(0.49)	(0.24)	(0.81)
NET ASSET VALUE, END OF PERIOD	$11.99	$11.41	$9.67	$8.56
TOTAL RETURN(c) (d) (e)	5.44%(f)	23.21%	15.78%	(6.33%)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18	$17	$14	$12
Ratio of expenses to average net assets(g)
Before waiver	0.23%(h)	0.37%	0.37%	0.37%(h)
After waiver	0.12%(h)	0.12%	0.12%	0.12%(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.52%(h)	1.55%	1.52%	1.42%(h)
After waiver	0.62%(h)	1.80%	1.77%	1.67%(h)
Portfolio turnover rate(i)	12%(f)	20%	18%	121%

(a)		Class L inception date was January 31, 2011.
(b)		Per share amounts are based upon average shares outstanding.
(c)		Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)		Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)		Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)		Not annualized for periods less than one full year.
(g)		Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)		Annualized.
(i)		Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds.The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

Semi-Annual Report - June 30, 2014

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2014:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2014	$3,099,376	$700,248	$2,041,237
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	23,909	5,643	15,727
Purchases	328,361	116,424	215,166
Sales	(414,887)	(46,746)	(140,522)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, June 30, 2014	$3,036,759	$775,569	$2,131,608

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation®Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2014	$175,828	$261,275	$12,788
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	1,467	2,129	105
Purchases	36,286	43,661	2,666
Sales	(2,620)	(11,305)	(482)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, June 30, 2014	$210,961	$295,760	$15,077

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of June 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Semi-Annual Report - June 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2013 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Semi-Annual Report - June 30, 2014

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	1,689,913	$23,412,856	$2,797,362	$3,898,501	$(47,732)	$226,835	$23,016,618
Great-West International Index Fund Initial Class	670,281	8,307,338	877,558	1,169,678	419,726	—	7,976,346
Great-West Life & Annuity Contract	3,036,759	3,099,376	328,361	414,887	—	23,909	3,036,759
Great-West S&P 500® Index Fund Initial Class	812,902	14,596,780	1,515,246	1,982,582	882,802	89,665	14,136,356
Great-West S&P Mid Cap 400® Index Fund Initial Class	403,504	6,262,026	729,644	847,336	488,669	22,928	6,076,771
Great-West S&P Small Cap 600® Index Fund Initial Class	273,724	3,730,614	582,699	523,272	264,930	12,643	3,629,584
					$2,008,395	$375,980	$57,872,434

Semi-Annual Report - June 30, 2014

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	432,677	$5,291,482	$910,296	$478,769	$(17,224)	$54,478	$5,893,060
Great-West International Index Fund Initial Class	171,011	1,882,480	261,387	152,224	48,950	—	2,035,032
Great-West Life & Annuity Contract	775,569	700,248	116,424	46,746	—	5,643	775,569
Great-West S&P 500® Index Fund Initial Class	207,841	3,289,965	408,411	218,303	79,614	21,862	3,614,351
Great-West S&P Mid Cap 400® Index Fund Initial Class	103,241	1,414,694	200,766	117,350	45,019	5,584	1,554,805
Great-West S&P Small Cap 600® Index Fund Initial Class	70,053	848,083	154,219	73,726	26,003	3,089	928,908
					$182,362	$90,656	$14,801,725

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	1,328,088	$17,292,454	$1,916,605	$1,650,117	$(47,446)	$169,264	$18,088,552
Great-West International Index Fund Initial Class	630,783	7,194,168	693,864	612,746	110,866	—	7,506,314
Great-West Life & Annuity Contract	2,131,608	2,041,237	215,166	140,522	—	15,727	2,131,608
Great-West S&P 500® Index Fund Initial Class	742,726	12,411,860	808,523	779,907	289,122	79,721	12,916,016
Great-West S&P Mid Cap 400® Index Fund Initial Class	367,969	5,311,332	510,348	473,520	174,717	20,466	5,541,612
Great-West S&P Small Cap 600® Index Fund Initial Class	258,105	3,276,709	491,257	303,854	140,282	11,686	3,422,474
					$667,541	$296,864	$49,606,576

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	184,265	$2,079,810	$424,731	$57,606	$(1,425)	$22,646	$2,509,692
Great-West International Index Fund Initial Class	149,215	1,497,580	258,168	45,493	11,750	—	1,775,653
Great-West Life & Annuity Contract	210,961	175,828	36,286	2,620	—	1,467	210,961
Great-West S&P 500® Index Fund Initial Class	165,058	2,397,743	332,893	16,252	6,521	17,389	2,870,359
Great-West S&P Mid Cap 400® Index Fund Initial Class	82,008	1,028,078	159,209	22,344	7,976	4,467	1,235,034
Great-West S&P Small Cap 600® Index Fund Initial Class	62,360	687,723	154,416	28,652	10,763	2,778	826,897
					$35,585	$48,747	$9,428,596

Semi-Annual Report - June 30, 2014

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	414,622	$4,946,318	$861,508	$311,976	$(7,255)	$51,649	$5,647,154
Great-West International Index Fund Initial Class	607,600	6,534,590	815,911	396,453	46,330	—	7,230,445
Great-West Life & Annuity Contract	295,760	261,275	43,661	11,305	—	2,129	295,760
Great-West S&P 500® Index Fund Initial Class	633,786	9,858,828	954,924	311,687	121,815	67,076	11,021,529
Great-West S&P Mid Cap 400® Index Fund Initial Class	315,134	4,225,254	499,920	218,704	65,463	17,233	4,745,913
Great-West S&P Small Cap 600® Index Fund Initial Class	258,238	3,047,375	538,865	191,816	66,148	11,491	3,424,235
					$292,501	$149,578	$32,365,036

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	48,604	$557,721	$109,720	$22,332	$(618)	$5,961	$661,980
Great-West International Index Fund Initial Class	119,117	1,228,834	178,639	39,206	12,712	—	1,417,492
Great-West Life & Annuity Contract	15,077	12,788	2,666	482	—	105	15,077
Great-West S&P 500® Index Fund Initial Class	116,131	1,728,702	240,350	44,162	20,205	12,237	2,019,527
Great-West S&P Mid Cap 400® Index Fund Initial Class	57,778	742,775	107,179	23,475	11,372	3,131	870,134
Great-West S&P Small Cap 600® Index Fund Initial Class	50,953	578,545	116,249	28,292	10,239	2,255	675,631
					$53,910	$23,689	$5,659,841

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	107,382	$1,262,566	$262,212	$101,338	$(2,063)	$13,664	$1,462,541
Great-West International Index Fund Initial Class	336,042	3,457,657	534,377	155,591	22,913	—	3,998,897
Great-West S&P 500® Index Fund Initial Class	309,096	4,643,277	692,710	200,874	83,379	33,100	5,375,189
Great-West S&P Mid Cap 400® Index Fund Initial Class	154,008	1,989,439	332,219	117,353	37,514	8,462	2,319,362
Great-West S&P Small Cap 600® Index Fund Initial Class	145,523	1,654,445	391,360	126,599	47,668	6,484	1,929,632
					$189,411	$61,710	$15,085,621

Semi-Annual Report - June 30, 2014

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	11,743	$118,664	$40,336	$2,791	$(82)	$1,411	$159,942
Great-West International Index Fund Initial Class	40,737	360,195	114,123	7,915	2,225	—	484,764
Great-West S&P 500® Index Fund Initial Class	35,422	457,413	136,217	8,778	3,021	3,697	615,991
Great-West S&P Mid Cap 400® Index Fund Initial Class	17,528	196,022	60,310	6,430	2,248	944	263,974
Great-West S&P Small Cap 600® Index Fund Initial Class	17,693	174,786	66,078	9,499	3,772	773	234,607
					$11,184	$6,825	$1,759,278

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West Bond Index Fund Initial Class	14,771	$173,789	$44,487	$22,744	$(672)	$1,801	$201,176
Great-West International Index Fund Initial Class	53,945	564,456	114,280	50,363	13,620	—	641,950
Great-West S&P 500® Index Fund Initial Class	44,437	676,646	127,118	51,058	22,631	4,666	772,760
Great-West S&P Mid Cap 400® Index Fund Initial Class	22,089	290,261	55,461	24,006	9,726	1,193	332,667
Great-West S&P Small Cap 600® Index Fund Initial Class	23,787	275,254	69,550	28,745	8,946	1,049	315,410
					$54,251	$8,704	$2,263,963

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$6,989,621	$11,114,721
Great-West SecureFoundation® Lifetime 2020 Fund	2,103,967	1,311,949
Great-West SecureFoundation® Lifetime 2025 Fund	4,789,947	4,802,026
Great-West SecureFoundation® Lifetime 2030 Fund	1,435,290	239,594
Great-West SecureFoundation® Lifetime 2035 Fund	3,998,764	1,926,825
Great-West SecureFoundation® Lifetime 2040 Fund	826,730	248,531
Great-West SecureFoundation® Lifetime 2045 Fund	2,441,221	1,022,958
Great-West SecureFoundation® Lifetime 2050 Fund	460,750	56,195
Great-West SecureFoundation® Lifetime 2055 Fund	464,408	266,274

Semi-Annual Report - June 30, 2014

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West SecureFoundation® Lifetime 2015 Fund	$52,659,249	$6,974,783	$(483,702)	$6,491,081
Great-West SecureFoundation® Lifetime 2020 Fund	13,918,898	1,286,637	(77,096)	1,209,541
Great-West SecureFoundation® Lifetime 2025 Fund	44,216,657	7,018,497	(335,544)	6,682,953
Great-West SecureFoundation® Lifetime 2030 Fund	8,536,421	1,288,927	(32,425)	1,256,502
Great-West SecureFoundation® Lifetime 2035 Fund	28,177,379	6,050,718	(129,673)	5,921,045
Great-West SecureFoundation® Lifetime 2040 Fund	5,161,908	896,409	(9,967)	886,442
Great-West SecureFoundation® Lifetime 2045 Fund	13,304,514	3,072,835	(47,776)	3,025,059
Great-West SecureFoundation® Lifetime 2050 Fund	1,693,092	238,343	(2,190)	236,153
Great-West SecureFoundation® Lifetime 2055 Fund	2,113,777	408,414	(6,005)	402,409

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss Fund management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class G Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included, to the extent applicable, returns for the one- and three-year periods ended December 31, 2013. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.
With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013, the Board noted that the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2020 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2013 and that the Fund underperformed its benchmark index for the same period.
With respect to the Great-West SecureFoundation Lifetime 2025 Fund, for the one- and three- year periods ended December 31, 2013, the Board noted that the Fund was in the second quartile of its peer group. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2030 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2013 and that the Fund underperformed its benchmark index for the same period.
With respect to the Great-West SecureFoundation Lifetime 2035 Fund, for the one- and three- year periods ended December 31, 2013, the Board noted that the Fund was in the second quartile of its peer group. In addition, the Board noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, the Fund’s performance was only slightly below (two basis points) its benchmark index for the one-year period ended December 31, 2013.
With respect to the Great-West SecureFoundation Lifetime 2040 Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2013, the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2013.

With respect to the Great-West SecureFoundation Lifetime 2045 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013, the Board noted that the Fund was in the second quartile of its peer group for the one- and three-year periods ended December 31, 2013.
With respect to the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2013 and that the Fund underperformed its benchmark index for the same period.
With respect to the Great-West SecureFoundation Lifetime 2055 Fund, the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013 and was in the third quartile of its peer group for the same periods
The Board considered the relatively new inception of certain of the Funds and determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of a peer group funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2045 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2050 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.
The Board noted that, although the Great-West SecureFoundation Lifetime 2055 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Funds.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(c) The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant's shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant's management, the registrant's adviser and the registrant's auditors determined the registrant's and the adviser's procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant's and the adviser's processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014